EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
EXPENSES BY NATURE
Schedule of other expenses by nature

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Direct production costs	(1,584,826,536)	(1,346,516,486)	(1,388,536,599)
Payroll and employee benefits	(489,656,716)	(378,482,113)	(376,196,521)
Transportation and distribution	(261,492,646)	(211,998,332)	(224,190,549)
Advertisement	(47,157,493)	(35,831,757)	(26,575,951)
Depreciation and amortization	(151,110,933)	(112,771,324)	(119,365,431)
Repairs and maintenance	(63,130,395)	(46,021,127)	(43,847,581)
Other expenses	(199,776,910)	(129,478,810)	(133,021,583)
Total (1)	(2,797,151,629)	(2,261,099,949)	(2,311,734,215)
(1)	Corresponds to the addition of cost of sales, administrative expenses and distribution costs.